Financing Liabilities - Financing Liabilities Presented in Current Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	¥ 1,236,647	¥ 1,162,111
Reclassification from non-current liabilities (Current portion)	1,680,614	1,624,817
Total	2,917,261	2,786,928
Commercial paper [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	849,605	791,630
Loans [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	312,992	310,123
Medium-term notes [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	40,070	36,411
Asset-backed securities [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	¥ 33,980	¥ 23,947